Expense Example - FidelityTacticalBondETF-PRO - FidelityTacticalBondETF-PRO - Fidelity Tactical Bond ETF - Fidelity Tactical Bond ETF	Dec. 30, 2023 USD ($)
Expense Example:
1 year	$ 56
3 years	176
5 years	307
10 years	$ 689